Share-Based Compensation - Schedule of Share-based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses	$ 16	$ 19	$ 9
Unrecognized Expense	27
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses	4	7	2
Unrecognized Expense	$ 15
Weighted Average Remaining Years	1 year 8 months 12 days
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses	$ 8	8	3
Unrecognized Expense	$ 4
Weighted Average Remaining Years	1 year 7 months 6 days
Performance awards | CEO Performance Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses	$ 2	0	0
Unrecognized Expense	$ 8
Weighted Average Remaining Years	3 years
Performance awards | 2018 CEO Performance Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses	$ 2	0	0
Unrecognized Expense	$ 0
Weighted Average Remaining Years	0 years
Performance awards | Former CEO Performance Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expenses	$ 0	$ 4	$ 4
Unrecognized Expense	$ 0
Weighted Average Remaining Years	0 years